BORROWINGS, LEASE LIABILITIES AND NON-CURRENT FINANCIAL LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Disclosure of financial liabilities

	Amortized Cost
06/30/2024	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	4,680	4,680	4,680
Other borrowings	4,680	4,680	4,680
Of which:
with related parties (Note 15)	4,680	4,680	4,680

	Amortized Cost
12/31/2023	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	5,105	5,105	5,105
Other borrowings	5,105	5,105	5,105
Of which:
with related parties (Note 15)	5,105	5,105	5,105

Disclosure Other borrowings associated with financing activities

	Balance at 12/31/2023	Drawdown of related party debt	Related party non-cash payable	Foreign exchange movement	Changes in fair value	Balance at 06/30/2024
Other borrowings	5,105	-	(425)	-	-	4,680
Total	5,105	-	(425)	-	-	4,680

12/31/2023

	Balance at 12/31/2022	Drawdown of related party debt	Related party non-cash payable	Foreign exchange movement	Changes in fair value	Balance at 12/31/2023
Other Borrowings	4,243	-	862	-	-	5,105
Total	4,243	-	862	-	-	5,105

Lease liabilities

	Balance at 12/31/2023	Additions	Derecognitions	Balance at 06/30/2024
Lease liabilities	-	860	(373)	487
Total	-	860	(373)	487